UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2021

WESTERN ASSET

GOVERNMENT RESERVES

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

II	Western Asset Government Reserves

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Government Reserves for the twelve-month reporting period ended August 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

Western Asset Government Reserves	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The Fund is a money market fund that invests in securities through an underlying mutual fund, Government Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements collateralized by government obligations. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the Portfolio invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

The Portfolio invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, that we determined to be of equivalent quality.

As a government money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s and the Portfolio’s subadviser, Western Asset Management Company, LLC (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Short-term U.S. Treasury yields moved higher as economic conditions improved. The yield for the two-year Treasury note began the reporting period at 0.14% and ended the period at 0.20%. The low of 0.09% occurred on February 5, 2021 and the high of 0.28% took place on June 25, 2021. Long-term U.S. Treasury yields moved sharply higher, as positive economic data triggered inflationary concerns and fears that the Federal Reserve Board (the “Fed”)i may remove its monetary policy accommodations sooner than previously anticipated. The ten-year Treasury yield began the reporting period at 0.72%. The low of 0.63% occurred on September 3, 2020, and its high of 1.74% took place on March 19 and March 31, 2021. The ten-year Treasury yield then ended the period at 1.30%.

Western Asset Government Reserves 2021 Annual Report	1

Fund overview (cont’d)

The Fed maintained its aggressive stance to support the economy during the reporting period given the headwinds from the COVID-19 pandemic. The Fed kept the federal funds rateii in a range between 0.00% and 0.25% and continued to purchase at least $80 billion a month of Treasury securities and $40 billion a month of agency mortgage-backed securities. At its June 2021 meeting, the Fed pushed forward its forecast for the first rate hike. The Fed now anticipates two interest rate increases by the end of 2023. In addition, the Fed chair, Jerome Powell, said the central bank would begin discussing a scaling back of bond purchases. While inflation rose sharply during the reporting period, Powell said, “As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.” Finally, in an August 2021 speech, Powell said, “it could be appropriate to start reducing the pace of asset purchases this year.” However, he reiterated that the central bank was in no rush to raise interest rates.

Q. How did we respond to these changing market conditions?

A. It was clear from the beginning of the reporting period that the trend for money market rates would be downward, as the Fed remained committed to maintaining a near 0% interest rate policy, while continuing to add liquidity to markets via its ongoing purchases of Treasury and mortgage-backed securities. With very short-term rates remaining low, and in anticipation of a flattening of the money market yield curveiii, we generally maintained a longer average maturity stance in order to lock in relatively attractive yields.

2	Western Asset Government Reserves 2021 Annual Report

Performance review

As of August 31, 2021, the seven-day current yield for Class A shares of Western Asset Government Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was also 0.01%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Government Reserves Yields as of August 31, 2021 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A	0.01%	0.01%
Class A2	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.59%; the seven-day current yield and the seven-day effective yield for Class A2 shares would have been -0.77%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Government Reserves 2021 Annual Report	3

Fund overview (cont’d)

Q. What were the most significant factors affecting Fund performance?

A. The Fund’s performance was positively impacted by effectively monitoring the impact of changes in the supply/demand dynamics of the Treasury bill market. The Fund was also well positioned ahead of the Fed’s increase in their administered rates, IOER (Interest on Excess Reserves) and RRP (Reverse Repo Facility), which took place at the Federal Open Market Committee’s meeting in June 2021. Finally, the Fund’s holdings of floating rate agency securities provided additional yield enhancement.

Thank you for your investment in Western Asset Government Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

September 17, 2021

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

i

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

4	Western Asset Government Reserves 2021 Annual Report

Portfolio at a glance† (unaudited)

Government Portfolio

The Fund invests all of its investable assets in Government Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2021 and August 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Government Reserves 2021 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.01%	$1,000.00	$1,000.10	0.06%	$0.30	Class A	5.00%	$1,000.00	$1,024.90	0.06%	$0.31
Class A2	0.01	1,000.00	1,000.10	0.06	0.30	Class A2	5.00	1,000.00	1,024.90	0.06	0.31

6	Western Asset Government Reserves 2021 Annual Report

[1]	For the six months ended August 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Government Reserves 2021 Annual Report	7

Statement of assets and liabilities

August 31, 2021

Assets:
Investment in Government Portfolio, at value	$1,744,487,831
Receivable for Fund shares sold	2,497,592
Prepaid expenses	29,259
Total Assets	1,747,014,682

Liabilities:
Payable for Fund shares repurchased	1,162,988
Transfer agent fees payable	107,732
Investment management fee payable	6,275
Trustees’ fees payable	5,862
Distributions payable	2,016
Accrued expenses	30,309
Total Liabilities	1,315,182
Total Net Assets	$1,745,699,500

Net Assets:
Par value (Note 5)	$17,460
Paid-in capital in excess of par value	1,746,017,465
Total distributable earnings (loss)	(335,425)
Total Net Assets	$1,745,699,500

Net Assets:
Class A	$1,281,982,436
Class A2	$463,717,064

Shares Outstanding:
Class A	1,282,190,341
Class A2	463,803,012

Net Asset Value:
Class A	$1.00
Class A2	$1.00

See Notes to Financial Statements.

8	Western Asset Government Reserves 2021 Annual Report

Statement of operations

For the Year Ended August 31, 2021

Investment Income:
Income from Government Portfolio	$1,845,957
Allocated expenses from Government Portfolio	(1,874,771)
Allocated waiver and/or expense reimbursements from Government Portfolio	1,764,605
Total Investment Income	1,735,791

Expenses:
Investment management fee (Note 2)	7,749,033
Service and/or distribution fees (Notes 2 and 3)	1,764,478
Transfer agent fees (Note 3)	984,514
Registration fees	124,596
Legal fees	53,022
Shareholder reports	40,398
Trustees’ fees	30,618
Audit and tax fees	27,882
Insurance	18,167
Fund accounting fees	9,000
Miscellaneous expenses	(8,760)
Total Expenses	10,792,948
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(9,233,630)
Net Expenses	1,559,318
Net Investment Income	176,473
Net Realized Gain on Investments From Government Portfolio	2,308
Increase in Net Assets From Operations	$178,781

See Notes to Financial Statements.

Western Asset Government Reserves 2021 Annual Report	9

Statements of changes in net assets

For the Years Ended August 31,	2021	2020

Operations:
Net investment income	$176,473	$7,283,881
Net realized gain (loss)	2,308	(38,333)
Increase in Net Assets From Operations	178,781	7,245,548

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(176,472)	(7,269,446)
Decrease in Net Assets From Distributions to Shareholders	(176,472)	(7,269,446)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	2,775,020,736	2,112,043,066
Reinvestment of distributions	151,757	6,391,305
Cost of shares repurchased	(2,680,315,056)	(1,598,785,072)
Increase in Net Assets From Fund Share Transactions	94,857,437	519,649,299
Increase in Net Assets	94,859,746	519,625,401

Net Assets:
Beginning of year	1,650,839,754	1,131,214,353
End of year	$1,745,699,500	$1,650,839,754

See Notes to Financial Statements.

10	Western Asset Government Reserves 2021 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31 :
Class A Shares[1]	2021		2020	2019	2018	2017

Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.006	0.017	0.009	0.002
Net realized gain (loss)[2]	0.000		(0.000)	(0.000)	(0.000)	(0.000)
Total income from operations	0.000	[2]	0.006	0.017	0.009	0.002

Less distributions from:
Net investment income	(0.000)	[2]	(0.006)	(0.017)	(0.009)	(0.002)
Total distributions	(0.000)	[2]	(0.006)	(0.017)	(0.009)	(0.002)

Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.01%		0.63%	1.76%	0.91%	0.17%

Net assets, end of year (millions)	$1,282		$1,211	$791	$759	$879

Ratios to average net assets:
Gross expenses[4,5]	0.67%		0.69%	0.71%	0.72%	0.71%
Net expenses[4,6,7]	0.09		0.43	0.60	0.59	0.53
Net investment income	0.01		0.54	1.74	0.89	0.17

1	Per share amounts have been calculated using the average shares method.

2	Amount represents less than $0.0005 per share.

3

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

4	Includes the Fund’s share of Government Portfolio’s allocated expenses.

5

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Government Portfolio.

6	Reflects fee waivers and/or expense reimbursements.

7

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset Government Reserves 2021 Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31 :
Class A2 Shares[1]	2021		2020	2019	2018	2017

Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.005	0.016	0.009	0.001
Net realized gain (loss)[2]	0.000		(0.000)	(0.000)	(0.000)	(0.000)
Total income from operations	0.000	[2]	0.005	0.016	0.009	0.001

Less distributions from:
Net investment income	(0.000)	[2]	(0.005)	(0.016)	(0.009)	(0.001)
Total distributions	(0.000)	[2]	(0.005)	(0.016)	(0.009)	(0.001)

Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.01%		0.52%	1.58%	0.87%	0.12%

Net assets, end of year (000s)	$463,717		$440,048	$339,660	$320,284	$324,626

Ratios to average net assets:
Gross expenses[4,5]	0.85%		0.88%	0.90%	0.81%	0.84%
Net expenses[4,6,7]	0.10		0.54	0.78	0.64	0.58
Net investment income	0.01		0.47	1.55	0.86	0.13

1	Per share amounts have been calculated using the average shares method.

2	Amount represents less than $0.0005 per share.

3

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

4	Includes the Fund’s share of Government Portfolio’s allocated expenses.

5

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Government Portfolio.

6	Reflects fee waivers and/or expense reimbursements.

7

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

12	Western Asset Government Reserves 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (9.4% at August 31, 2021) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Government Reserves 2021 Annual Report	13

Notes to financial statements (cont’d)

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Since the Fund invests all of its investable assets in Government Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Government Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares and Class A2 shares did not exceed 0.60% and 0.80%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the

14	Western Asset Government Reserves 2021 Annual Report

Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $9,233,630.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares and Class A2 shares calculated at the annual rate of 0.10% of the average daily net assets of each respective class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,301,930	‡	$121,691
Class A2	462,548	‡	862,823
Total	$1,764,478		$984,514

‡

Amounts shown are exclusive of waivers. For the year ended August 31, 2021, the service and/or distribution fees waived amounted to $1,301,930 and $462,548 for Class A shares and Class A2 shares, respectively. Such waivers are voluntary and may be reduced or terminated at any time.

For the year ended August 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,210,086
Class A2	3,023,544
Total	$9,233,630

Western Asset Government Reserves 2021 Annual Report	15

Notes to financial statements (cont’d)

4. Distributions to shareholders by class

	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Investment Income:
Class A	$130,204	$5,454,561
Class A2	46,268	1,813,304
Service Shares[1]	—	1,581
Total	$176,472	$7,269,446

1	Service Shares were fully redeemed on August 31, 2020. Effective September 1, 2020, Service Shares of the Fund were closed to new purchases.

5. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended August 31, 2021	Year Ended August 31, 2020
Class A
Shares sold	2,238,583,025	1,566,486,441
Shares issued on reinvestment	105,489	4,576,380
Shares repurchased	(2,167,499,782)	(1,151,478,728)
Net increase	71,188,732	419,584,093

Class A2
Shares sold	536,437,712	543,804,786
Shares issued on reinvestment	46,268	1,813,344
Shares repurchased	(512,815,274)	(445,226,636)
Net increase	23,668,706	100,391,494

Service Shares[1]
Shares sold	—	1,751,839
Shares issued on reinvestment	—	1,581
Shares repurchased	—	(2,079,708)
Net decrease	—	(326,288)

1	Service Shares were fully redeemed on August 31, 2020. Effective September 1, 2020, Service Shares of the Fund were closed to new purchases.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

16	Western Asset Government Reserves 2021 Annual Report

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$176,472	$7,269,446

As of August 31, 2021, there were no significant differences between the book and tax components of net assets.

Additionally, the Fund had a deferred loss of $332,219. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments through the Portfolio, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Western Asset Government Reserves 2021 Annual Report	17

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Money Market Trust and Shareholders of Western Asset Government Reserves

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Western Asset Government Reserves (one of the funds constituting Legg Mason Partners Money Market Trust, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the four years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2021 by correspondence with the accounting agent for Government Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 18, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

18	Western Asset Government Reserves 2021 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Government Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	None

Western Asset Government Reserves	19

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

20	Western Asset Government Reserves

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

Western Asset Government Reserves	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	52
Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 133 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	131
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

22	Western Asset Government Reserves

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Western Asset Government Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

24	Western Asset Government Reserves

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Government Reserves	25

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2021:

	Pursuant to:		Amount Reported
Interest-Related Dividends	§	871(k)(1)(C)	$136,073
Interest from Federal Obligations		Note (1)	$1,198,988

Note (1) — The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

26	Western Asset Government Reserves

Schedule of investments

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.1%
U.S. Government Agencies — 23.6%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	0.220%	9/3/21	$105,000,000	$104,999,364	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.187%	9/13/21	45,000,000	45,000,000	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.050%)	0.130%	9/15/21	50,000,000	49,999,951	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.100%)	0.188%	10/22/21	150,000,000	150,000,268	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.130%)	0.220%	11/5/21	50,000,000	50,014,539	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.090%)	0.179%	11/18/21	25,000,000	25,006,518	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.110%)	0.205%	12/10/21	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	0.130%	3/10/22	37,000,000	37,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.100%)	0.150%	3/15/22	87,000,000	86,995,256	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.095%)	0.155%	4/20/22	110,000,000	109,996,465	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.040%)	0.090%	7/8/22	100,000,000	99,995,700	(a)
Federal Farm Credit Bank (FFCB)	0.200%	7/13/22	15,300,000	15,315,690
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	0.135%	10/7/22	70,000,000	70,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	0.110%	10/31/22	100,000,000	99,999,999	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.055%)	0.135%	11/16/22	25,000,000	24,998,471	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.055%)	0.105%	12/13/22	74,075,000	74,074,038	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	0.110%	1/13/23	69,400,000	69,400,392	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.170%)	0.080%	1/27/23	300,000,000	299,957,313	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.013%)	0.063%	1/30/23	25,000,000	24,995,526	(a)

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	27

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.100%	1/31/23	$150,000,000	$150,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.165%)	0.085%	3/22/23	100,000,000	99,992,101	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.030%)	0.080%	4/6/23	25,000,000	24,997,978	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.035%)	0.085%	4/21/23	47,000,000	47,000,000	a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.023%)	0.068%	5/1/23	125,000,000	124,995,141	(a)(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.035%)	0.085%	5/19/23	35,000,000	35,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.025%)	0.070%	7/13/23	75,000,000	74,992,901	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.095%	9/17/21	8,000,000	7,999,644	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.127%	9/28/21	30,000,000	29,997,075	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.098%	9/30/21	10,000,000	9,999,194	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.109%	10/20/21	50,000,000	49,992,514	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.099%	10/21/21	4,000,000	3,999,444	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.110%	10/25/21	5,000,000	4,999,175	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.065%	12/28/21	40,000,000	39,991,478	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	1/7/22	10,000,000	9,998,222	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.081%	1/19/22	40,000,000	39,987,556	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.081%	1/28/22	35,000,000	34,988,411	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.071%	7/6/22	25,000,000	24,985,028	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.076%	7/15/22	32,000,000	31,978,867	(c)
Federal Farm Credit Bank (FFCB), Discount Notes	0.076%	7/19/22	81,500,000	81,445,497	(c)

See Notes to Financial Statements.

28	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (SOFR + 0.005%)	0.055%	10/8/21	$240,000,000	$240,000,000	(a)
Federal Home Loan Bank (FHLB)	3.000%	10/12/21	20,570,000	20,636,824
Federal Home Loan Bank (FHLB) (SOFR + 0.005%)	0.055%	12/20/21	360,000,000	360,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.010%)	0.060%	1/13/22	70,000,000	70,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.055%)	0.105%	5/13/22	200,000,000	200,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.085%)	0.135%	5/20/22	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	0.140%	7/29/22	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.160%)	0.210%	4/20/22	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.190%)	0.240%	5/11/22	250,000,000	250,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (SOFR + 0.100%)	0.150%	8/19/22	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.310%)	0.360%	10/25/21	100,000,000	100,000,000	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	0.150%	12/3/21	118,100,000	118,069,410	(a)
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.120%)	0.170%	7/29/22	42,000,000	42,000,000	(a)
Total U.S. Government Agencies				4,365,795,950
U.S. Treasury Bills — 13.9%
U.S. Cash Management Bill	0.064%	10/15/21	150,000,000	149,988,083	(c)
U.S. Cash Management Bill	0.060%	11/1/21	150,000,000	149,984,750	(c)
U.S. Cash Management Bill	0.050%	12/28/21	100,000,000	99,983,611	(c)
U.S. Treasury Bills	0.054%	9/9/21	300,000,000	299,996,000	(c)
U.S. Treasury Bills	0.049%	9/30/21	150,000,000	149,993,958	(c)
U.S. Treasury Bills	0.055%	10/19/21	110,000,000	109,991,933	(c)
U.S. Treasury Bills	0.050%	10/21/21	100,000,000	99,993,055	(c)
U.S. Treasury Bills	0.060%	10/26/21	150,000,000	149,986,251	(c)
U.S. Treasury Bills	0.050%	10/28/21	200,000,000	199,984,167	(c)
U.S. Treasury Bills	0.050%	11/4/21	100,000,000	99,991,111	(c)
U.S. Treasury Bills	0.051%	11/12/21	200,000,000	199,979,700	(c)
U.S. Treasury Bills	0.070%	11/18/21	125,000,000	124,981,042	(c)
U.S. Treasury Bills	0.110%	12/2/21	80,000,000	79,977,511	(c)

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	29

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — continued
U.S. Treasury Bills	0.055%	12/23/21	$100,000,000	$99,982,736	(c)
U.S. Treasury Bills	0.071%	12/30/21	350,000,000	349,917,499	(c)
U.S. Treasury Bills	0.076%	7/14/22	100,000,000	99,934,167	(c)
U.S. Treasury Bills	0.081%	8/11/22	110,000,000	109,915,911	(c)
Total U.S. Treasury Bills				2,574,581,485
U.S. Treasury Notes — 13.3%
U.S. Treasury Notes	2.125%	9/30/21	100,000,000	100,160,243
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	0.345%	10/31/21	75,000,000	75,034,993	(a)
U.S. Treasury Notes	1.250%	10/31/21	81,000,000	81,153,301
U.S. Treasury Notes	1.500%	10/31/21	65,000,000	65,148,000
U.S. Treasury Notes	2.000%	10/31/21	77,024,000	77,262,250
U.S. Treasury Notes	1.750%	11/30/21	325,000,000	326,312,771
U.S. Treasury Notes	2.500%	1/15/22	100,000,000	100,900,834
U.S. Treasury Notes	1.375%	1/31/22	200,000,000	201,080,944
U.S. Treasury Notes	1.750%	3/31/22	50,000,000	50,488,300
U.S. Treasury Notes	0.125%	4/30/22	100,000,000	100,028,844
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.159%	4/30/22	422,000,000	422,184,205	(a)
U.S. Treasury Notes	1.750%	5/15/22	120,000,000	121,417,254
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.100%	7/31/22	50,000,000	50,010,389	(a)
U.S. Treasury Notes	0.125%	7/31/22	47,500,000	47,516,182
U.S. Treasury Notes	1.500%	8/15/22	250,000,000	253,376,517
U.S. Treasury Notes	0.125%	8/31/22	60,000,000	60,025,999
U.S. Treasury Notes	1.500%	9/15/22	50,000,000	50,733,289
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.100%	10/31/22	100,000,000	99,994,114	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.079%	4/30/23	170,480,000	170,493,984	(a)
Total U.S. Treasury Notes				2,453,322,413
Repurchase Agreements — 48.3%
Bank of America N.A. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $100,000,139; (Fully collateralized by various U.S. government obligations, 0.500% to 1.125% due 2/28/25 to 5/31/27; Market value — $102,000,024)	0.050%	9/1/21	100,000,000	100,000,000

See Notes to Financial Statements.

30	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Bank of America N.A. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $200,000,278; (Fully collateralized by U.S. government obligations, 1.125% due 2/15/31; Market value — $204,000,071)	0.050%	9/1/21	$200,000,000	$200,000,000
Bank of Montreal tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $83,000,092; (Fully collateralized by U.S. government obligations, 1.625% due 2/15/26; Market value — $84,660,016)	0.040%	9/1/21	83,000,000	83,000,000
Bank of Montreal tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $400,000,556; (Fully collateralized by various U.S. government obligations, 0.300% to 0.580% due 2/20/49 to 7/20/51; Market value — $420,000,000)	0.050%	9/1/21	400,000,000	400,000,000
BNP Paribas tri-party repurchase agreement dated 6/17/21; Proceeds at Maturity — $300,046,083; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 11/30/21 to 8/1/51; Market value — $306,000,000)	0.070%	11/18/21	300,000,000	300,000,000
BNP Paribas tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $150,000,208; (Fully collateralized by various U.S. government obligations, 0.000% to 6.250% due 10/7/21 to 3/1/52; Market value — $153,000,000)	0.050%	9/1/21	150,000,000	150,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 7/29/21; Proceeds at Maturity — $550,123,521; (Fully collateralized by various U.S. government obligations, 2.000% to 4.567% due 11/1/29 to 5/20/69; Market value — $561,029,141)	0.055%	1/25/22	550,000,000	550,000,000

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	31

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $20,000,028; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 10/31/22 to 11/15/50; Market value — $20,400,078)	0.050%	9/1/21	$20,000,000	$20,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $800,001,111; (Fully collateralized by various U.S. government obligations, 1.250% to 1.500% due 8/15/26 to 6/30/28; Market value — $816,000,078)	0.050%	9/1/21	800,000,000	800,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $2,900,004,028; (Fully collateralized by various U.S. government obligations, 0.250% to 2.625% due 8/15/22 to 5/15/24; Market value — $2,900,004,029)	0.050%	9/1/21	2,900,000,000	2,900,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $500,000,417; (Fully collateralized by various U.S. government obligations, 1.000% to 1.125% due 7/31/28 to 8/31/28; Market value — $510,000,029)	0.030%	9/1/21	500,000,000	500,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $274,628,229; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/22; Market value — $280,120,586)	0.030%	9/1/21	274,628,000	274,628,000
HSBC Bank USA tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $100,000,139; (Fully collateralized by various U.S. government obligations, 0.000% to 0.750% due 11/15/21 to 11/15/41; Market value — $102,000,145)	0.050%	9/1/21	100,000,000	100,000,000

See Notes to Financial Statements.

32	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 6/18/21; Proceeds at Maturity — $200,008,167; (Fully collateralized by various U.S. government obligations, 1.500% to 5.500% due 6/1/27 to 5/1/58; Market value — $204,000,000)	0.070%	9/21/21	$200,000,000	$200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/27/21; Proceeds at Maturity — $200,008,250; (Fully collateralized by various U.S. government obligations, 0.000% to 2.875% due 10/7/21 to 5/15/46; Market value — $204,000,003)	0.055%	9/27/21	200,000,000	200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $250,000,347; (Fully collateralized by various U.S. government obligations, 1.500% to 5.500% due 6/1/27 to 10/15/60; Market value — $255,000,001)	0.050%	9/1/21	250,000,000	250,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $170,000,236; (Fully collateralized by various U.S. government obligations, 0.000% to 6.250% due 12/2/21 to 2/15/50; Market value — $173,400,033)	0.050%	9/1/21	170,000,000	170,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $46,800,065; (Fully collateralized by various U.S. government obligations, 2.000% to 6.000% due 11/1/29 to 8/1/51; Market value — $47,736,000)	0.050%	9/1/21	46,800,000	46,800,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $3,824,005; (Fully collateralized by U.S. government obligations, 1.375% due 6/30/23; Market value — $3,900,498)	0.050%	9/1/21	3,824,000	3,824,000

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	33

Schedule of investments (cont’d)

August 31, 2021

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
JPMorgan Securities LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $300,000,417; (Fully collateralized by various U.S. government obligations, 1.921% to 7.500% due 1/1/26 to 8/1/58; Market value — $306,000,425)	0.050%	9/1/21	$300,000,000	$300,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $100,000,139; (Fully collateralized by various U.S. government obligations, 1.920% to 5.000% due 8/1/31 to 7/1/51; Market value — $102,000,000)	0.050%	9/1/21	100,000,000	100,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $200,000,278; (Fully collateralized by various U.S. government obligations, 0.000% to 3.000% due 5/15/24 to 8/15/48; Market value — $204,000,00)	0.050%	9/1/21	200,000,000	200,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $400,000,556; (Fully collateralized by various U.S. government obligations, 2.000% to 4.500% due 7/1/36 to 10/15/62; Market value — $408,000,567)	0.050%	9/1/21	400,000,000	400,000,000

See Notes to Financial Statements.

34	Government Portfolio 2021 Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Societe Generale NY tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $550,000,764; (Fully collateralized by various U.S. government obligations, 0.000% to 8.000% due 9/9/21 to 2/1/57; Market value — $561,000,000)	0.050%	9/1/21	$550,000,000	$550,000,000
TD Securities LLC tri-party repurchase agreement dated 8/31/21; Proceeds at Maturity — $120,000,167; (Fully collateralized by various U.S. government obligations, 2.500% to 8.500% due 12/15/24 to 6/20/51; Market value — $122,400,000)	0.050%	9/1/21	120,000,000	120,000,000
Total Repurchase Agreements				8,918,252,000
Total Investments — 99.1% (Cost — $18,311,951,848#)				18,311,951,848
Other Assets in Excess of Liabilities — 0.9%				172,249,954
Total Net Assets — 100.0%				$18,484,201,802

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	35

Statement of assets and liabilities

August 31, 2021

Assets:
Investments, at value	$9,393,699,848
Repurchase agreements, at value	8,918,252,000
Cash	290,734,212
Interest receivable	6,709,442
Total Assets	18,609,395,502

Liabilities:
Payable for securities purchased	124,995,141
Trustees’ fees payable	63,838
Accrued expenses	134,721
Total Liabilities	125,193,700
Total Net Assets	$18,484,201,802

Represented by:
Paid-in capital	$18,484,201,802

See Notes to Financial Statements.

36	Government Portfolio 2021 Annual Report

Statement of operations

For the Year Ended August 31, 2021

Investment Income:
Interest	$20,004,018

Expenses:
Investment management fee (Note 2)	19,051,593
Trustees’ fees	330,944
Fund accounting fees	259,123
Legal fees	194,918
Custody fees	157,479
Interest expense	116,767
Audit and tax fees	35,739
Miscellaneous expenses	91,642
Total Expenses	20,238,205
Less: Fee waivers and/or expense reimbursements (Note 2)	(19,051,593)
Net Expenses	1,186,612
Net Investment Income	18,817,406
Net Realized Gain on Investments	11,570
Increase in Net Assets From Operations	$18,828,976

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	37

Statements of changes in net assets

For the Years Ended August 31,	2021	2020

Operations:
Net investment income	$18,817,406	$161,030,599
Net realized gain (loss)	11,570	(526,590)
Increase in Net Assets From Operations	18,828,976	160,504,009

Capital Transactions:
Proceeds from contributions	209,893,380,354	150,194,537,795
Value of withdrawals	(210,553,389,709)	(143,734,413,662)
Increase (Decrease) in Net Assets From Capital Transactions	(660,009,355)	6,460,124,133
Increase (Decrease) in Net Assets	(641,180,379)	6,620,628,142

Net Assets:
Beginning of year	19,125,382,181	12,504,754,039
End of year	$18,484,201,802	$19,125,382,181

See Notes to Financial Statements.

38	Government Portfolio 2021 Annual Report

Financial highlights

For the years ended August 31:
	2021	2020	2019	2018	2017

Net assets, end of year (millions)	$18,484	$19,125	$12,505	$16,449	$20,280
Total return[1]	0.10%	1.08%	2.35%	1.50%	0.68%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.01
Net investment income	0.10	0.95	2.32	1.46	0.67

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.

Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Government Portfolio 2021 Annual Report	39

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2021, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

40	Government Portfolio 2021 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$18,311,951,848	—	$18,311,951,848

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the

Government Portfolio 2021 Annual Report	41

Notes to financial statements (cont’d)

investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its

42	Government Portfolio 2021 Annual Report

services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $19,051,593.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2021, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

Government Portfolio 2021 Annual Report	43

Notes to financial statements (cont’d)

*  *  *

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

44	Government Portfolio 2021 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2021, the related statement of operations for the year ended August 31, 2021, the statement of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2021 and the financial highlights for each of the four years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

October 18, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Government Portfolio 2021 Annual Report	45

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and officers of the Fund also serve as the Trustees and officers of the Portfolio. Information about the Trustees and officers of the Fund can be found on pages 19 through 25 of this report.

46	Government Portfolio

Western Asset

Government Reserves

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Government Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Government Reserves

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Government Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

              Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX0100735 10/21 SR21-4246

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2020 and August 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $88,064 in August 31, 2020 and $23,834 in August 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2020 and $0 in August 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in August 31, 2020 and $0 in August 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust, were $0 in August 31, 2020 and $0 in August 31, 2021.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The

Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2020 and August 31, 2021; Tax Fees were 100% and 100% for August 31, 2020 and August 31, 2021; and Other Fees were 100% and 100% for August 31, 2020 and August 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $457,301 in August 31, 2020 and $773,011 in August 31, 2021.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	October 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date:	October 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci Principal Financial Officer

Date:	October 22, 2021